SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment, OCI (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
River barges in progress and raw material related to barge production for sale to third parties		$ 13,918	$ 0
Fuel and supplies		3,029	4,030
Operating supplies and inventories		16,947	4,030
Loss on write-down of vessels, goodwill and intangible assets	[1]	$ 8,030	10,511	$ 0
Number of business segment | Segment		3
Estimated salvage value used in impairment test per light weight ton		$ 302
Impairment charge	[1]	$ 8,030	10,511	0
Identifiable intangible assets [Abstract]
Useful life of intangible assets		8 years
Loss on write down of vessels goodwill and intangible assets		$ 582
Accumulated amortization			1,400
Amortization of intangible assets		0	44	175
Other assets [Abstract]
Amortization for debt issuance expense		2,607	2,272	2,711
Deferred gains activity [Abstract]
Balance at beginning of the year		3,183	3,584
Amortization of deferred gains included in operating expenses as reduction to rental expense		(400)	(401)
Balance at end of the year		2,783	3,183	$ 3,584
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive loss		(849)	(1,321)
Net losses on interest rate interest rate derivatives to be reclassified in next twelve months		$ 455
Minimum [Member]
Dry dock costs [Abstract]
Deferred dry dock costs amortization period		24 months
Maximum [Member]
Dry dock costs [Abstract]
Deferred dry dock costs amortization period		36 months
Offshore Supply Business [Member]
Property, Plant and Equipment [Line Items]
Future revenue, estimated rate		25.00%
Rates included in tenders with Petrobras		33.00%
Average historical period		5 years
Ocean Business [Member]
Property, Plant and Equipment [Line Items]
Loss on write-down of vessels, goodwill and intangible assets		$ 0
Impairment charge		0
Ocean Business [Member] | Miranda I [Member]
Property, Plant and Equipment [Line Items]
Loss on write-down of vessels, goodwill and intangible assets			4,925
Impairment charge			4,925
Ocean Business [Member] | Alejandrina [Member]
Property, Plant and Equipment [Line Items]
Loss on write-down of vessels, goodwill and intangible assets		(2,433)	5,586
Impairment charge		$ (2,433)	5,586
Ocean-going Vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life		24 years
PSVs [Member]
Property, Plant and Equipment [Line Items]
Useful life		24 years
River Barges and Push Boats [Member]
Property, Plant and Equipment [Line Items]
Useful life		35 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life		20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		30 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		15 years
Interest Rate Collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss		$ (212)	(771)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss		(747)	(669)
EURO Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss		$ 110	$ 119

[1]	Operating expenses included $1,937, $3,236 and $4,449 in 2015, 2014 and 2013, respectively, from related parties.